CHANGES IN BUSINESS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of exit costs

	September 30, 2019
(in thousands)	Lease	Severance	Total
Balance, December 31, 2018	$367	$2,889	$3,256
Payments for restructuring	(196)	(2,502)	(2,698)
Balance, September 30, 2019	$171	$387	$558

	December 31, 2018
(in thousands)	Lease	Severance	Total
Balance, December 31, 2017	$—	$—	$—
Restructuring charges	536	5,153	5,689
Payments for restructuring	(169)	(2,264)	(2,433)
Balance, December 31, 2018	$367	$2,889	$3,256

Summary of restructuring expenses

	Year Ended December 31,
(in thousands)	2018	2017
Lease	$536	$—
Severance	5,153	—
Total	$5,689	$—

Discontinued operations disposed of by sale
Schedule of Financial Information of Disposal Group

	December 31,
(in thousands)	2018	2017
Assets:
Accounts receivable	$—	$12,296
Inventories, net	—	178
Cost and estimated earnings in excess of billings	—	11,325
Other current assets	—	493
Property, plant and equipment, net	—	3,630
Total assets of discontinued operations*	$—	$27,922

Liabilities:
Accounts payable	$—	$7,004
Accrued compensation and benefits	259	1,191
Billings in excess of costs and estimated earnings	—	948
Accrued warranties	—	1,166
Other current liabilities	381	18,493
Current liabilities of discontinued operations	640	28,802
Liability for pension obligation	2,781	—
Liability for uncertain tax positions	2,407	3,110
Long-term liabilities of discontinued operations	5,188	3,110
Total liabilities of discontinued operations	$5,828	$31,912

	Year Ended December 31,
(in thousands)	2018	2017
Revenue
Electrical Solutions	$22,259	$52,942
Mechanical Solutions	—	52,461
Total revenue	22,259	105,403
Cost of revenue
Electrical Solutions	24,613	66,232
Mechanical Solutions	—	42,811
Total cost of revenue	24,613	109,043

Selling and marketing expenses	207	4,035
General and administrative expenses	2,634	14,314
Impairment expense - Electrical Solutions	—	9,709
Other	(38)	(48)
Loss from discontinued operations before income taxes	(5,157)	(31,650)
Loss (gain) on disposal - Electrical Solutions	9,623	—
Loss (gain) on disposal - Mechanical Solutions	222	(6,332)
Total loss from discontinued operations before income taxes	(15,002)	(25,318)
Income tax expense (benefit)	(3,357)	1,186
Loss from discontinued operations	$(11,645)	$(26,504)

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018
Revenue
Electrical Solutions	$—	$3,218	$—	$22,259

Total revenue	—	3,218	—	22,259
Cost of revenue
Electrical Solutions	—	4,290	—	24,613

Total cost of revenue	—	4,290	—	24,613
Selling and marketing expenses	—	34	—	207
General and administrative expenses	1	268	15	2,634
Loss on disposal—Electrical Solutions	—	9,274	—	9,274
Loss on disposal—Mechanical Solutions	—	—	—	91
Other	53	(29)	160	(38)

Loss from discontinued operations before income tax	(54)	(10,619)	(175)	(14,522)
Income tax expense (benefit)	(97)	17	(845)	(666)

Income (loss) from discontinued operations	$43	$(10,636)	$670	$(13,856)

Services | Hetsco Inc. | Disposed of by sale
Schedule of Financial Information of Disposal Group

	Year Ended December 31,
(In thousands)	2018	2017
Income (loss) before income taxes	$—	$489

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018
Revenue
Electrical Solutions	$—	$3,218	$—	$22,259

Total revenue	—	3,218	—	22,259
Cost of revenue
Electrical Solutions	—	4,290	—	24,613

Total cost of revenue	—	4,290	—	24,613
Selling and marketing expenses	—	34	—	207
General and administrative expenses	1	268	15	2,634
Loss on disposal—Electrical Solutions	—	9,274	—	9,274
Loss on disposal—Mechanical Solutions	—	—	—	91
Other	53	(29)	160	(38)

Loss from discontinued operations before income tax	(54)	(10,619)	(175)	(14,522)
Income tax expense (benefit)	(97)	17	(845)	(666)

Income (loss) from discontinued operations	$43	$(10,636)	$670	$(13,856)